Short-Term Bank Credit And Loans (Tables)	12 Months Ended
Dec. 31, 2022
Short-Term Debt [Abstract]
Schedule Of Short-Term Bank Credit And Loans

	Interest %	December 31, 2022	December 31, 2021
Loans	SOFR + 1.0% - 1.3%	$21,772	$27,676
Bank credit	SOFR + 1.0% - 1.3%	93,304	—
		$115,076	$27,676